Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 47,610	$ 44,491
Tier 1 Capital	52,481	49,966
Total Capital	61,050	57,201
Total Loss Absorbing Capacity (TLAC)	96,889	90,353
Risk-Weighted Assets	337,652	325,433
Leverage Exposures	$ 1,115,676	$ 976,690
CET1 Ratio	14.10%	13.70%
Tier 1 Capital Ratio	15.50%	15.40%
Total Capital Ratio	18.10%	17.60%
TLAC Ratio	28.70%	27.80%
Leverage Ratio	4.70%	5.10%
TLAC Leverage Ratio	8.70%	9.30%